Shareholder Report, Average Annual Return (Details) 192149_CrossingBridge Nordic High Income Bond Fund_Institutional Class_TSR Annual {Institutional Class}	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2025
Without Sales Load [Member] | Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class (without sales charge)
Average Annual Return, Percent	7.79%	7.79%
Bloomberg Global Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Average Annual Return, Percent	2.40%	2.40%
ICE BofA US High Yield Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Total Return Index
Average Annual Return, Percent	7.23%	7.23%
ICE BofA Global Floating Rate High Yield Total Return Index (LOC) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA Global Floating Rate High Yield Total Return Index (LOC)
Average Annual Return, Percent	6.12%	6.12%